Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.34

TPR Firm:		Date Submitted:	XXX 11:00:24
Client Name:	XXX	Report:	Exception Report - Loan
Client Project:		Loans in report:	4

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
XXX	2023070692	XXX	XXX	XXX	1) The Mortgage is missing the legal description attached as Exhibit A. Mortgage in file dated XXX reflects "SEE LEGAL DESCRIPTION ATTACHED HERETO AND MADE A PART HEREOF AS EXHIBIT A" on Page XXX, however, Exhibit A is missing. Need full copy of Mortgage/Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: UPDATE XXX: Received recorded copy of Securiy Instrument including legal description.

2) //UPDATE:  XXX Received the CD dated XXX already in file attached to this condition, however, it does not explain the CD in file missing key data and not marked as "Draft" or "Preliminary".  NEED Lender's Signed Explanation as to who issued the CD missing key data and most specifically that it was NOT provided to the borrower(s).The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".  Closing Disclosure is missing an Issued Date and reflects a Closing date of XXX and a Disbursement date of XXX.
COMMENTS: XXX Received Lender's Signed explanation that CD was issued by Settlement agent and not provided to the borrrower(s).

//UPDATE:  XXX Received the CD dated XXX already in file attached to this condition, however, it does not explain the CD in file missing key data and not marked as "Draft" or "Preliminary".  NEED Lender's Signed Explanation as to who issued the CD missing key data and most specifically that it was NOT provided to the borrower(s).

3) The loan contains errors within one or more TRID disclosure.   Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX.
COMMENTS: XXX Received Seller's CD

4) Missing the following required Federal Disclosures:  Customer ID Verification/Patriot Act Disclosure.
COMMENTS: XXX Received completed and signed XXX  Customer Identification Verification.

5) Missing the following required State Disclosures:  XXX Lock-In Agreement.
COMMENTS: XXX Received XXX Lock-In Agreement.	Compensating Factors:
1. LTV of XXX%,  XXX% below max LTV OF 80% per guidelines.
2. Borrower has additional reserves of XXX after required reserves per guidelines.
										3. Credit score of XXX points above 660 per guidelines.	XXX	XXX	XXX	XXX	XXX	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
XXX	2023070690	XXX	XXX	XXX	1) Missing copy of final HUD-1. Details of the transaction, including points and fees, cannot be confirmed. COMMENTS: Sufficient documentation provided	COMPENSATING FACTORS:

1.  GOOD CREDIT SCORE OF XXX WHICH IS ABOVE THE 660 SCORE REQUIRED.
2.  LARGE PITI RESERVES OF XXX MONTHS WHICH EXCEEDS THE 6 MONTHS REQUIRED
3.  GOOD LTV OF XXX% WHICH IS BELOW THE 75% MAXIMUM.
										..	XXX	XXX	XXX	XXX	XXX	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXX	2023070691	XXX	XXX	XXX	1) Missing documentation from the lender that they validation the borrower's identity. The current government ID provided (CA Drivers License) expired on XXX.
COMMENTS: XXX: Received current driver's license.

2) UPDATED XXX Business obligation (Sch L Line XXX) offset by business assets permitted by XXX: Received rebuttal to XXX Update, summarized as follows: The initial Interest-only payment should be used in P&I calculations and income from XXX. should be used the calculations, which would result in DTI reduction to XXX%. Subject loan is not a DSCR loan which allows for qualification P&I to be initial I/O payment per Note. Unable to consider the use of XXX. as guidelines Section XXX self-employed full doc option section requires self-employed business to be 'Active' to use in qualification. The business was and is still 'suspended' per XXX SOS. DTI XXX% is over XXX% by $XXX. Would need signed, approved exception supplied to utilize the initial interest-only payment for qualification. //XXX: No change to condition - DTI remains at XXX% due to the following: Received the following regarding borrower XXX.: Fannie Mae Cash Flow Analysis, XXX Schedule XXX CPA letter, XXX XXX FTB receipt for $XXX corporate tax payment, XXX Corporation Past Due Notice, XXX State of XXX Statement of Information with proof of filing and XXX SOS approval. However, all of this documentation was previously provided and included as part of the initial review. Guidelines require self employed businesses to be Active to include in income calculation and the aforementioned business was not active as of loan close. The corporate tax payment was made XXX XXX days after subject loan close XXX. Also, XXX Secretary of State website as of today still shows business  status as "Suspended - FTB" due to "Standing - FTB" as "Not Good". //UPDATED XXX: Property at XXX recalculated excluding tax/hazard obligations (statement shows impounded).  Recalculated DTI of XXX% exceeds XXX% program maximum.  Total income: $XXX (self-employed $XXX+ REO gain $XXX) versus total obligations $XXX (Subject PITIA) = XXX%.////    Re-calculated DTI of XXX% exceeds XXX% program maximum. Re-calculated DTI  based on qualifying income of $XXX (XXX) + $XXX (rents) versus total  expenses of $XXX (subject PITIA). The DTI increased based on added taxes and hazard insurance values used for property at XXX. Borrower is XXX% owner; Mortgage not in borrower name but tax and hazard values must be included.
							COMMENTS: UPDATED XXX Business obligation (XXX) offset by business assets permitted by XXX: Property at XXX recalculated excluding tax/hazard obligations (statement shows impounded). Recalculated DTI of XXX% exceeds XXX% program maximum. Total income: $XXX (self-employed $XXX + REO gain $XXX) versus total obligations $XXX (Subject PITIA) = XXX%.			Compensating Factors: 1) Reserves of XXX months exceed 9 month program minimum 2) XXX% LTV; XXX% < 75.00% program maximum	XXX	XXX	XXX	XXX	XXX	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
XXX	2023070693	XXX	XXX	XXX	1) Missing satisfactory XXX Questionnaire.
COMMENTS: Not required on a XXX with XXX units.

2) Missing evidence the business narrative letter was completed by a third party as required by the program guidelines. The business narrative letter in the file was completed the by the borrower/ Subject to review upon receipt.
							COMMENTS: Rec'd seller guideline clarification, borrower prepared narrative allowed.			Compensating Factors: 1. Credit score of XXX poinst above 660 per program guidelines. 2. Additional reserves of XXX. 3. Additional cash in hand $XXX. 4. LTV of XXX%, XXX% below 80% per guidelines.	XXX	XXX	XXX	XXX	XXX	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1